INVENTORY (Tables)	3 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory in the condensed consolidated balance sheets as of March 31, 2023 and December 31, 2022 were as follows:

	March 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Finished products	$241,387	$208,671
Raw materials and work in progress	97,822	105,771
Crop growing costs	14,090	26,923
Agricultural and other operating supplies	52,254	52,785
Inventories, net of allowances	$405,553	$394,150